Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2019	2020
	$	$

Raw materials	1,200	1,346
Work in progress	40	234
Finished goods	299	420
	1,539	2,000